Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash	$ 1,178,846	$ 1,678,156	$ 2,283,262
Receivables, net of allowance (Note 5)	60,749	123,617	464,873
Deferred financing costs (Note 3)		174,813	398,276
Prepaids and other current assets	223,226	377,926	18,225
Total current assets	1,462,821	2,354,512	3,164,636
Restricted deposit (Note 6)	8,489	9,068	8,851
Deposits	100,000	100,000	98,393
Property and equipment, net (Note 7)	172,841	326,945	481,861
Goodwill (Note 9)		6,580,660
Intangible assets (Note 10)	7,058,366	9,172,507	1,737,416
Total Assets	8,802,517	18,543,692	5,491,157
Current liabilities
Accounts payable and accrued liabilities (Note 11, Note 12 and Note 14)	522,012	832,399	1,459,707
Deferred revenue	69,273	193,504
Notes payable - Related Party (Note 12)	2,604,713	2,107,668	2,290,798
Lease liability (Note 19)	128,560	239,323	209,137
Total current liabilities	3,324,558	3,372,894	3,959,642
Non-current liabilities
Lease liability (Note 19)		128,560	432,114
Warrant liability (Note 3)		361,055
Notes payable - Related Party (Note 12)		678,515	2,237,751
Total liabilities	3,324,558	4,541,024	6,629,507
Share capital (Note 13)
Common shares	122,353,525	110,226,715	82,046,672
Commitment to issue shares (Note 13)		2,703,326
Class “A” shares	28,247	28,247	28,247
Reserves (Note 13)	14,506,758	10,661,294	8,663,301
Cumulative translation adjustment	154,970		(86,609)
Deficit	(125,182,412)	(100,995,334)	(86,596,261)
Equity (Deficit) total	11,861,088	22,624,249	4,055,351
Non-controlling interest (Note 8)	(6,383,129)	(8,621,581)	(5,193,701)
Total Equity	5,477,959	14,002,668	(1,138,350)
Total Liabilities and Equity	$ 8,802,517	$ 18,543,692	$ 5,491,157